Columbia Mid Cap Growth Opportunity Fund
Prospectus Supplement — Feb. 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Mid Cap Growth Opportunity Fund	1/28/2011
The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Mid Cap Growth Opportunity Fund	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Mid Cap Growth Opportunity Fund	Columbia Mid Cap Growth Opportunity Fund Class A	Columbia Mid Cap Growth Opportunity Fund Class B	Columbia Mid Cap Growth Opportunity Fund Class C	Columbia Mid Cap Growth Opportunity Fund Class I	Columbia Mid Cap Growth Opportunity Fund Class R	Columbia Mid Cap Growth Opportunity Fund Class R3	Columbia Mid Cap Growth Opportunity Fund Class R4	Columbia Mid Cap Growth Opportunity Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class Z
Management fees			0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Other expenses			0.33%	0.33%	0.33%	0.09%	0.33%	0.39%	0.39%	0.33%
Total annual fund operating expenses			1.32%	2.07%	2.07%	0.83%	1.57%	1.38%	1.13%	1.07%
Less: Fee waiver/expense reimbursement	[2]		(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	none	(0.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.30%	2.05%	2.05%	0.83%	1.55%	1.38%	1.13%	1.05%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 0.87% for Class I, 1.55% for Class R, 1.42% for Class R3, 1.17% for Class R4 and 1.05% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Mid Cap Growth Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	700	968	1,256	2,077
Class B	Class B (if shares are redeemed)	708	947	1,313	2,211
Class C	Class C (if shares are redeemed)	308	647	1,113	2,403
Class I	Class I (whether or not shares are redeemed)	85	265	461	1,029
Class R	Class R (whether or not shares are redeemed)	158	494	854	1,871
Class R3	Class R3 (whether or not shares are redeemed)	140	437	756	1,662
Class R4	Class R4 (whether or not shares are redeemed)	115	359	623	1,379
Class Z	Class Z (whether or not shares are redeemed)	107	339	589	1,309

Expense Example, No Redemption Columbia Mid Cap Growth Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	208	647	1,113	2,211
Class C	Class C (if shares are not redeemed)	208	647	1,113	2,403